                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:
INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                        0.68%           0.25%             0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund          0.79%           0.25%             0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                               0.38%           0.25%             0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                        0.34%           0.25%             0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                               0.63%            N/A              0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                   0.49%            N/A              0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                   0.64%            N/A              0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                    0.65%            N/A              0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                         0.74%            N/A              0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                  0.85%            N/A              0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                      0.78%            N/A              0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                  0.40%            N/A              0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                 0.76%            N/A              0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund                                               0.69%            N/A              0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                 0.76%            N/A              0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                           0.45%            N/A              0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                    0.45%            N/A              0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                          0.75%            N/A              0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                  0.46%            N/A              0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------

HV-2852
333-93391                                                                 1 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                             TOTAL FUND
                                                                                                             OPERATING
                                                                                            OTHER             EXPENSES
                                                    MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                    (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY    WAIVERS AND/OR ANY
                                                       WAIVERS)          WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                       0.80%            N/A              0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                        0.68%            N/A              0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                   0.65%            N/A              0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                             0.61%            N/A              0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                         0.46%            N/A              0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                           0.70%            N/A              0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                0.65%            N/A              0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                    0.60%            N/A              0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                      0.80%            N/A              0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund           0.80%            N/A              0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           1.08%            N/A              0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                 0.63%            N/A              0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                              0.41%            N/A              0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                         0.54%            N/A              0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                 0.70%            N/A              0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                 0.53%            N/A              0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston               0.65%            N/A              0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund               0.65%            N/A              0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                     0.65%            N/A              0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                   0.53%            N/A              0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)              0.53%            N/A              0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio (3)                 0.48%            N/A              0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                      0.73%            N/A              0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.
(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                             TOTAL
                                                                                             FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%         0.37%       1.07%
----------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                             TOTAL
                                                                                             FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%         0.10%       0.63%
----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                               0.48%         0.09%       0.57%
----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                    0.73%         0.18%       0.91%
----------------------------------------------------------------------------------------------------

HV-2852                                                                   2 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The Funds may not be available in all states.

Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2852                                                                   3 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE      BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                   8,925          6,304           0      500,000       6,096           0    500,000
          2                  18,296         12,164       4,269      500,000      10,106       2,211    500,000
          3                  28,136         18,193      10,903      500,000      14,113       6,823    500,000
          4                  38,468         24,428      17,743      500,000      18,105      11,420    500,000
          5                  49,316         30,900      24,820      500,000      22,061      15,981    500,000
          6                  60,707         39,412      33,937      500,000      27,757      22,282    500,000
          7                  72,667         48,273      43,403      500,000      33,448      28,578    500,000
          8                  85,226         57,506      53,241      500,000      39,108      34,843    500,000
          9                  98,412         67,116      63,456      500,000      44,696      41,036    500,000
         10                 112,258         77,105      77,105      500,000      50,182      50,246    500,000
         11                 126,796         87,921      87,921      500,000      55,682      55,682    500,000
         12                 142,060         99,169      99,169      500,000      61,051      61,051    500,000
         13                 158,088        110,866     110,866      500,000      66,263      66,263    500,000
         14                 174,918        123,035     123,035      500,000      71,291      71,291    500,000
         15                 192,589        135,708     135,708      500,000      76,092      76,092    500,000
         16                 211,143        148,902     148,902      500,000      80,601      80,601    500,000
         17                 230,625        162,646     162,646      500,000      84,738      84,738    500,000
         18                 251,082        176,974     176,974      500,000      88,405      88,405    500,000
         19                 272,561        191,922     191,922      500,000      91,495      91,495    500,000
         20                 295,114        207,522     207,522      500,000      93,892      93,892    500,000

         25                 425,964        299,216     299,216      500,000      91,112      91,112    500,000
         30                 592,967        416,791     416,791      500,000      39,086      39,086    500,000
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   4 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                 CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      --------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                                CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
-------------------------------------------------------------------------------------------------------------
          1                 12,075         8,238           0       508,238     7,967           0     507,967
          2                 24,754        16,096       8,201       516,096    13,872       5,977     513,872
          3                 38,066        24,197      16,907       524,197    19,829      12,539     519,829
          4                 52,045        32,579      25,894       532,579    25,827      19,142     525,827
          5                 66,722        41,276      35,196       541,276    31,842      25,762     531,842
          6                 82,133        53,115      47,640       553,115    40,666      35,191     540,666
          7                 98,315        65,422      60,552       565,422    49,562      44,692     549,562
          8                115,305        78,225      73,960       578,225    58,495      54,230     558,495
          9                133,146        91,529      87,869       591,529    67,418      63,758     567,418
         10                151,878       105,336     105,336       605,336    76,288      76,288     576,288
         11                171,547       120,236     120,236       620,236    85,288      85,288     585,288
         12                192,199       135,702     135,702       635,702    94,195      94,195     594,195
         13                213,884       151,745     151,745       651,745   102,973     102,973     602,973
         14                236,653       168,382     168,382       668,382   111,582     111,582     611,582
         15                260,561       185,637     185,637       685,637   119,962     119,962     619,962
         16                285,664       203,514     203,514       703,514   128,029     128,029     628,029
         17                312,022       222,027     222,027       722,027   135,678     135,678     635,678
         18                339,699       241,195     241,195       741,195   142,785     142,785     642,785
         19                368,758       261,030     261,030       761,030   149,217     149,217     649,217
         20                399,271       281,536     281,536       781,536   154,836     154,836     654,836

         25                576,305       397,927     397,927       897,927   166,105     166,105     666,105
         30                802,249       530,541     530,541     1,030,541   128,249     128,249     628,249
-------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   5 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ---------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE      BENEFIT
--------------------------------------------------------------------------------------------------------------
          1                  8,925           6,718           0      500,000     6,499           0     500,000
          2                 18,296          13,390       5,495      500,000    11,248       3,353     500,000
          3                 28,136          20,664      13,374      500,000    16,310       9,020     500,000
          4                 38,468          28,634      21,949      500,000    21,708      15,023     500,000
          5                 49,316          37,397      31,317      500,000    27,460      21,380     500,000
          6                 60,707          48,887      43,412      500,000    35,441      29,966     500,000
          7                 72,667          61,551      56,681      500,000    44,010      39,140     500,000
          8                 85,226          75,523      71,258      500,000    53,212      48,947     500,000
          9                 98,412          90,933      87,273      500,000    63,087      59,427     500,000
         10                112,258         107,921     107,921      500,000    73,691      73,691     500,000
         11                126,796         127,242     127,242      500,000    85,318      85,318     500,000
         12                142,060         148,607     148,607      500,000    97,896      97,896     500,000
         13                158,088         172,247     172,247      500,000   111,541     111,541     500,000
         14                174,918         198,430     198,430      500,000   126,385     126,385     500,000
         15                192,589         227,460     227,460      500,000   142,573     142,573     500,000
         16                211,143         259,670     259,670      500,000   160,264     160,264     500,000
         17                230,625         295,444     295,444      500,000   179,635     179,635     500,000
         18                251,082         335,221     335,221      500,000   200,899     200,899     500,000
         19                272,561         379,496     379,496      500,000   224,318     224,318     500,000
         20                295,114         428,804     428,804      500,000   250,214     250,214     500,000

         25                425,964         770,892     770,892      894,234   434,952     434,952     504,544
         30                592,967       1,342,421   1,342,421    1,436,391   755,936     755,936     808,852
--------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   6 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                  CURRENT CHARGES*                   GUARANTEED CHARGES**
                           PREMIUMS      -----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                 CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT      VALUE       VALUE       BENEFIT
----------------------------------------------------------------------------------------------------------------
          1                 12,075           8,789         289      508,789       8,504           4      508,504
          2                 24,754          17,724       9,829      517,724      15,400       7,505      515,400
          3                 38,066          27,478      20,188      527,478      22,799      15,509      522,799
          4                 52,045          38,165      31,480      538,165      30,736      24,051      530,736
          5                 66,722          49,904      43,824      549,904      39,241      33,161      539,241
          6                 82,133          65,705      60,230      565,705      51,251      45,776      551,251
          7                 98,315          83,091      78,221      583,091      64,181      59,311      564,181
          8                115,305         102,232      97,967      602,232      78,087      73,822      578,087
          9                133,146         123,296     119,636      623,296      93,020      89,360      593,020
         10                151,878         146,460     146,460      646,460     109,044     109,044      609,044
         11                171,547         172,723     172,723      672,723     126,559     126,559      626,559
         12                192,199         201,673     201,673      701,673     145,413     145,413      645,413
         13                213,884         233,583     233,583      733,583     165,718     165,718      665,718
         14                236,653         268,764     268,764      768,764     187,591     187,591      687,591
         15                260,561         307,566     307,566      807,566     211,148     211,148      711,148
         16                285,664         350,355     350,355      850,355     236,495     236,495      736,495
         17                312,022         397,547     397,547      897,547     263,728     263,728      763,728
         18                339,699         449,608     449,608      949,608     292,943     292,943      792,943
         19                368,758         507,046     507,046    1,007,046     324,240     324,240      824,240
         20                399,271         570,416     570,416    1,070,416     357,732     357,732      857,732

         25                576,305       1,007,178   1,007,178    1,507,178     563,765     563,765    1,063,765
         30                802,249       1,724,163   1,724,163    2,224,163     846,519     846,519    1,346,519
----------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   7 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                             $8,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.75% NET)

                                                  CURRENT CHARGES*                  GUARANTEED CHARGES**
                           PREMIUMS      ----------------------------------------------------------------------
       END OF            ACCUMULATED                    CASH                                CASH
      CONTRACT          AT 5% INTEREST    ACCOUNT    SURRENDER      DEATH     ACCOUNT    SURRENDER      DEATH
        YEAR               PER YEAR        VALUE       VALUE       BENEFIT     VALUE       VALUE       BENEFIT
---------------------------------------------------------------------------------------------------------------
          1                  8,925           5,891           0      500,000     5,694           0       500,000
          2                 18,296          10,990       3,095      500,000     9,015       1,120       500,000
          3                 28,136          15,922       8,632      500,000    12,106       4,816       500,000
          4                 38,468          20,715      14,030      500,000    14,956       8,271       500,000
          5                 49,316          25,393      19,313      500,000    17,547      11,467       500,000
          6                 60,707          31,693      26,218      500,000    21,602      16,127       500,000
          7                 72,667          37,861      32,991      500,000    25,328      20,458       500,000
          8                 85,226          43,905      39,640      500,000    28,700      24,435       500,000
          9                 98,412          49,815      46,155      500,000    31,678      28,018       500,000
         10                112,258          55,574      55,574      500,000    34,232      34,232       500,000
         11                126,796          61,507      61,507      500,000    36,436      36,436       500,000
         12                142,060          67,258      67,258      500,000    38,174      38,174       500,000
         13                158,088          72,818      72,818      500,000    39,422      39,422       500,000
         14                174,918          78,183      78,183      500,000    40,152      40,152       500,000
         15                192,589          83,354      83,354      500,000    40,318      40,318       500,000
         16                211,143          88,316      88,316      500,000    39,855      39,855       500,000
         17                230,625          93,060      93,060      500,000    38,677      38,677       500,000
         18                251,082          97,585      97,585      500,000    36,684      36,684       500,000
         19                272,561         101,878     101,878      500,000    33,767      33,767       500,000
         20                295,114         105,926     105,926      500,000    29,807      29,807       500,000

         25                425,964         123,672     123,672      500,000         0           0             0
         30                592,967         130,898     130,898      500,000         0           0             0
---------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   8 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $500,000 FACE AMOUNT
                    ISSUE AGE 45 MALE PREFERRED NON-NICOTINE
                            $11,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.75% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
      CONTRACT          AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                 12,075         7,689           0     507,689      7,432           0     507,432
          2                 24,754        14,538       6,643     514,538     12,411       4,516     512,411
          3                 38,066        21,181      13,891     521,181     17,112       9,822     517,112
          4                 52,045        27,647      20,962     527,647     21,525      14,840     521,525
          5                 66,722        33,960      27,880     533,960     25,628      19,548     525,628
          6                 82,133        42,844      37,369     542,844     32,132      26,657     532,132
          7                 98,315        51,539      46,669     551,539     38,226      33,356     538,226
          8                115,305        60,052      55,787     560,052     43,881      39,616     543,881
          9                133,146        68,370      64,710     568,370     49,055      45,395     549,055
         10                151,878        76,476      76,476     576,476     53,716      53,716     553,716
         11                171,547        84,796      84,796     584,796     57,987      57,987     557,987
         12                192,199        92,868      92,868     592,868     61,704      61,704     561,704
         13                213,884       100,680     100,680     600,680     64,842      64,842     564,842
         14                236,653       108,223     108,223     608,223     67,384      67,384     567,384
         15                260,561       115,495     115,495     615,495     69,261      69,261     569,261
         16                285,664       122,474     122,474     622,474     70,437      70,437     570,437
         17                312,022       129,146     129,146     629,146     70,824      70,824     570,824
         18                339,699       135,505     135,505     635,505     70,332      70,332     570,332
         19                368,758       141,533     141,533     641,533     68,866      68,866     568,866
         20                399,271       147,208     147,208     647,208     66,337      66,337     566,337

         25                576,305       171,756     171,756     671,756     35,252      35,252     535,252
         30                802,249       181,225     181,225     681,225          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

These values reflect Current Front-End Sales Loads of 3.75% in all policy years and Guaranteed Front-End Sales Loads of 5.75% in all policy years.

The surrender charge effective in any year can be determined by subtracting the cash surrender value from the account value.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2852                                                                   9 of 9

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  .........................................................................................................................
    Market Value                    $14,507,329  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  .........................................................................................................................
    Market Value                             --   81,343,099           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  .........................................................................................................................
    Market Value                             --           --   36,519,763           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  .........................................................................................................................
    Market Value                             --           --           --   38,134,198           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  .........................................................................................................................
    Market Value                             --           --           --           --   70,610,458          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  .........................................................................................................................
    Market Value                             --           --           --           --           --   1,113,951          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  35,692,303
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     150,933      179,214    2,332,555      135,462      165,905      15,888     137,378
  .........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --          --          --
  .........................................................................................................................
 Total Assets                        14,658,262   81,522,313   38,852,318   38,269,660   70,776,363   1,129,839  35,829,681
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --           --           --           --           --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
  .........................................................................................................................
 Total Liabilities                      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,274,025   22,234,544   25,556,915   14,145,637   17,382,099     716,255  10,133,256
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  ................................
    Market Value                     12,558,768
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      98,053
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        12,656,821
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --
  ................................
 Payable for fund shares purchased       98,191
  ................................
 Total Liabilities                       98,191
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,558,630
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          6,014,160
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International Small     MidCap       Fidelity    Fidelity    Fidelity
                                and Growth   and Income  Advisers   Company      Fund         VIP         VIP         VIP II
                                Fund         Fund        Fund       Fund         Sub-Account  Equity-Income Overseas  Asset
                                Sub-Account  Sub-Account Sub-Account Sub-Account              Portfolio   Portfolio   Manager
                                                                                              Sub-Account Sub-Account Portfolio
                                                                                                                      Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 12,889,773
  Cost $26,595,604
  ..............................................................................................................................
    Market Value                $26,467,949  $       --  $     --   $        --  $        --  $       --  $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 4,174,639
  Cost $5,731,014
  ..............................................................................................................................
    Market Value                         --   6,005,823        --            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 533,544
  Cost $693,903
  ..............................................................................................................................
    Market Value                         --          --   656,050            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 5,471,936
  Cost $11,332,623
  ..............................................................................................................................
    Market Value                         --          --        --    10,434,867           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 5,857,498
  Cost $12,710,913
  ..............................................................................................................................
    Market Value                         --          --        --            --   15,377,199          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 542,193
  Cost $13,193,347
  ..............................................................................................................................
    Market Value                         --          --        --            --           --  13,305,425          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 243,823
  Cost $5,253,574
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --   5,305,578          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 142,813
  Cost $2,418,803
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --          --   2,376,414
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company          45,161      21,076     8,572        94,841      179,123          --       3,612          --
  ..............................................................................................................................
 Receivable from fund shares
  sold                                   --          --        --            --           --       1,941          --          --
  ..............................................................................................................................
 Total Assets                    26,513,110   6,026,899   664,622    10,529,708   15,556,322  13,307,366   5,309,190   2,376,414
  ..............................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --        --            --           --       2,174          --          34
  ..............................................................................................................................
 Payable for fund shares
  purchased                          45,634      21,060     8,575        94,863      179,126          --       3,573          --
  ..............................................................................................................................
 Total Liabilities                   45,634      21,060     8,575        94,863      179,126       2,174       3,573          34
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $26,467,476  $6,005,839  $656,047   $10,434,845  $15,377,196  $13,305,192 $5,305,617  $2,376,380
 -------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     10,269,622   4,220,773   554,526     5,953,053    6,891,345   6,126,148   2,762,735   1,222,448
  ..............................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924  $1.183079  $  1.752856  $  2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund        Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   81,181  $    18,733  $1,328,132   $   76,419   $   24,486     $ 7,896    $   3,350
  .........................................................................................................................
  Capital gains income                      --    7,736,475        (726)   3,041,584    8,090,247          --      314,343
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              178,706       40,847          --       31,014       53,092       1,552      (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  869,995   (9,889,586)         --   (3,011,624)   1,336,175      56,529     (905,387)
  .........................................................................................................................
  Net gain (loss) on investments     1,048,701   (9,848,739)         --   (2,980,610)   1,389,267      58,081     (919,760)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,129,882  $(2,093,531) $1,327,406   $  137,393   $9,504,000     $65,977    $(602,067)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net gain (loss) on investments     (2,861,384)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(1,495,947)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth  and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund        Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   18,548   $    226     $  6,192    $       --   $       --    $ 195,271  $   54,276
  .........................................................................................................................
  Capital gains income               2,037,100     46,975       33,553     1,052,639      436,329      735,671     341,794
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                7,684      8,317         (148)       74,383         (285)      44,226         380
  .........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (776,953)   (14,130)     (62,934)   (1,637,799)   2,018,046     (402,633) (1,008,088)
  .........................................................................................................................
  Net (loss) on investments           (769,269)    (5,813)     (63,082)   (1,563,416)   2,017,761     (358,407) (1,007,708)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,286,379   $ 41,388     $(23,337)   $ (510,777)  $2,454,090    $ 572,535  $ (611,638)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,219
  ................................
  Capital gains income                139,516
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               1,959
  ................................
  Net unrealized (depreciation) of
    investments during the period    (198,297)
  ................................
  Net (loss) on investments          (196,338)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $   2,397
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    81,181  $    18,733  $ 1,328,132  $    76,419  $    24,486  $    7,896 $     3,350
  .........................................................................................................................
  Capital gains income                       --    7,736,475         (726)   3,041,584    8,090,247          --     314,343
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               178,706       40,847           --       31,014       53,092       1,552     (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   869,995   (9,889,586)          --   (3,011,624)   1,336,175      56,529    (905,387)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,129,882   (2,093,531)   1,327,406      137,393    9,504,000      65,977    (602,067)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,091,324   14,606,354  137,812,887    6,244,257   10,087,413     249,140   6,858,781
  .........................................................................................................................
  Net transfers                      (1,259,302)  19,120,565  (128,023,608)   7,553,082  15,869,136     (26,184)   2,178,320
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (501,400)  (1,781,929)    (928,909)  (1,103,078)  (1,443,218)    (65,050)  (1,034,327)
  .........................................................................................................................
  Net loan withdrawals                 (279,235)    (443,047)  (6,812,907)     (95,499)    (637,325)     (5,815)    (304,543)
  .........................................................................................................................
  Cost of insurance                    (630,773)  (3,630,881)  (4,763,737)  (1,702,019)  (2,589,213)    (38,788)  (1,660,662)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        420,614   27,871,062   (2,716,274)  10,896,743   21,286,793     113,303   6,037,569
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            1,550,496   25,777,531   (1,388,868)  11,034,136   30,790,793     179,280   5,435,502
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                12,956,798   55,565,102   37,912,970   27,100,095   39,819,291     934,665  30,255,457
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (1,495,947)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           2,179,053
  ................................
  Net transfers                       3,238,145
  ................................
  Surrenders for benefit payments
    and fees                           (395,889)
  ................................
  Net loan withdrawals                 (142,954)
  ................................
  Cost of insurance                    (461,637)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      4,416,718
  ................................
  Total increase (decrease) in net
    assets                            2,920,771
  ................................
 NET ASSETS:
  Beginning of period                 9,637,859
 ---------------------------------------------------------------------------
  END OF PERIOD                     $12,558,630
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    18,548  $      226    $  6,192    $        --  $        --  $  195,271  $   54,276
  .........................................................................................................................
  Capital gains income                2,037,100      46,975      33,553      1,052,639      436,329     735,671     341,794
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 7,684       8,317        (148)        74,383         (285)     44,226         380
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (776,953)    (14,130)    (62,934)    (1,637,799)   2,018,046    (402,633) (1,008,088)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,286,379      41,388     (23,337)      (510,777)   2,454,090     572,535    (611,638)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,647,483     987,840     103,472      1,507,227    1,568,103   2,208,755   1,031,244
  .........................................................................................................................
  Net transfers                       2,500,972   2,553,752     404,302      7,111,629    7,989,809     299,416   1,358,540
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (513,678)   (162,335)     (2,863)      (313,424)    (151,273)   (446,705)   (133,274)
  .........................................................................................................................
  Net loan withdrawals                 (455,054)    (14,641)     (3,745)       (24,957)     (34,449)    (59,492)    (36,989)
  .........................................................................................................................
  Cost of insurance                  (1,025,840)   (356,185)    (35,457)      (391,219)    (499,744)   (486,411)   (170,658)
  .........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      5,153,883   3,008,431     465,709      7,889,256    8,872,446   1,515,563   2,048,863
  .........................................................................................................................
  Total increase in net assets        6,440,262   3,049,819     442,372      7,378,479   11,326,536   2,088,098   1,437,225
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                20,027,214   2,956,020     213,675      3,056,366    4,050,660  11,217,094   3,868,392
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $26,467,476  $6,005,839    $656,047    $10,434,845  $15,377,196  $13,305,192 $5,305,617
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,219
  ................................
  Capital gains income                 139,516
  ................................
  Net realized gain (loss) on
    security transactions                1,959
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (198,297)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           2,397
  ................................
 UNIT TRANSACTIONS:
  Purchases                            486,719
  ................................
  Net transfers                        134,621
  ................................
  Surrenders for benefit payments
    and fees                          (169,705)
  ................................
  Net loan withdrawals                  12,892
  ................................
  Cost of insurance                    (87,121)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       377,406
  ................................
  Total increase in net assets         379,803
  ................................
 NET ASSETS:
  Beginning of period                1,996,577
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,376,380
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified   The George   Global Asset  Global      Growth       Health
                                    Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 123,132
  Cost $1,704,369
  ............................................................................................................................
    Market Value:                   $1,382,778    $       --   $       --    $       --   $        -- $        --  $       --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 122,674
  Cost $1,246,822
  ............................................................................................................................
    Market Value:                           --     1,131,054           --            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 105,554
  Cost $1,076,273
  ............................................................................................................................
    Market Value:                           --            --    1,100,933            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 147,101
  Cost $2,667,861
  ............................................................................................................................
    Market Value:                           --            --           --     2,528,668            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 968,263
  Cost $20,820,462
  ............................................................................................................................
    Market Value:                           --            --           --            --    21,117,805          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,156,682
  Cost $30,317,558
  ............................................................................................................................
    Market Value:                           --            --           --            --            -- $28,685,716          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 308,365
  Cost $3,504,914
  ............................................................................................................................
    Market Value:                           --            --           --            --            --          --   4,542,210
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  367            --        2,573         2,041        12,503      29,068      16,051
  ............................................................................................................................
 Receivable from fund shares sold           --           422           --            --            --          --          --
  ............................................................................................................................
 Total Assets                        1,383,145     1,131,476    1,103,506     2,530,709    21,130,308  28,714,784   4,558,261
  ............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           421           --            --            --          --          --
  ............................................................................................................................
 Payable for fund shares purchased         142            --        2,573         2,000        12,439      30,395      15,476
  ............................................................................................................................
 TOTAL LIABILITIES                         142           421        2,573         2,000        12,439      30,395      15,476
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,383,003    $1,131,055   $1,100,933    $2,528,709   $21,117,869 $28,684,389  $4,542,785
 -----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,134,887
  Cost $12,412,090
  .............................................................................................................................
    Market Value:                   $10,872,217  $       --   $       --   $       --   $       --   $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 239,080
  Cost $3,115,168
  .............................................................................................................................
    Market Value:                            --   2,926,341           --           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 338,722
  Cost $6,328,548
  .............................................................................................................................
    Market Value:                            --          --    6,117,314           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 197,519
  Cost $2,848,566
  .............................................................................................................................
    Market Value:                            --          --           --    2,518,370           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 213,092
  Cost $4,392,937
  .............................................................................................................................
    Market Value:                            --          --           --           --    3,590,608           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 509,035
  Cost $6,916,629
  .............................................................................................................................
    Market Value:                            --          --           --           --           --    7,396,276            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 2,045,746
  Cost $2,045,746
  .............................................................................................................................
    Market Value:                            --          --           --           --           --           --     2,045,746
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,108          --       41,867       18,421       10,615       13,089         6,000
  .............................................................................................................................
 Receivable from fund shares sold            --         431           --           --           --           --            --
  .............................................................................................................................
 Total Assets                        10,878,325   2,926,772    6,159,181    2,536,791    3,601,223    7,409,365     2,051,746
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         420           --           --           --           --         5,825
  .............................................................................................................................
 Payable for fund shares purchased        6,111          --       42,081       18,417       10,530       13,102            --
  .............................................................................................................................
 TOTAL LIABILITIES                        6,111         420       42,081       18,417       10,530       13,102         5,825
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &        Utilities    Vista        Voyager
                                    Opportunities Value      Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth       and Income
                                                             Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 704,163
  Cost $22,809,777
  .............................................................................................................
    Market Value:                   $29,553,738  $       --  $        --  $       --   $       --   $        --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 147,924
  Cost $1,758,386
  .............................................................................................................
    Market Value:                            --   1,823,908           --          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 420,685
  Cost $8,686,713
  .............................................................................................................
    Market Value:                            --          --    7,803,707          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 203,111
  Cost $3,387,456
  .............................................................................................................
    Market Value:                            --          --           --   3,593,035           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 189,200
  Cost $4,059,430
  .............................................................................................................
    Market Value:                            --          --           --          --    4,690,257            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 798,663
  Cost $40,746,860
  .............................................................................................................
    Market Value:                            --          --           --          --           --    45,691,507
 --------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                60,819       4,355           --       1,517       29,973            --
  .............................................................................................................
 Receivable from fund shares sold            --          --    2,261,983          --           --       545,132
  .............................................................................................................
 Total Assets                        29,614,557   1,828,263   10,065,690   3,594,552    4,720,230    46,236,639
  .............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          --    2,263,201          --           --       545,960
  .............................................................................................................
 Payable for fund shares purchased       61,470       4,321           --       2,496       30,339            --
  .............................................................................................................
 TOTAL LIABILITIES                       61,470       4,321    2,263,201       2,496       30,339       545,960
 --------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $29,553,087  $1,823,942  $ 7,802,489  $3,592,056   $4,689,891   $45,690,679
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        92,599   $14.935338  $  1,383,003
  .................................................................................
  Diversified Income Fund                         86,252    13.113302     1,131,055
  .................................................................................
  George Putnam Fund of Boston                    99,717    11.040569     1,100,933
  .................................................................................
  Global Asset Allocation Fund                   110,835    22.815002     2,528,709
  .................................................................................
  Global Growth Fund                             640,322    32.980056    21,117,869
  .................................................................................
  Growth and Income Fund                       1,066,866    26.886600    28,684,389
  .................................................................................
  Health Sciences                                299,824    15.151502     4,542,785
  .................................................................................
  High Yield Fund                                674,699    16.114172    10,872,214
  .................................................................................
  Income Fund                                    193,821    15.098227     2,926,352
  .................................................................................
  International Growth Fund                      422,941    14.463235     6,117,100
  .................................................................................
  International Growth and Income Fund           212,655    11.842557     2,518,374
  .................................................................................
  International New Opportunities Fund           240,228    14.947040     3,590,693
  .................................................................................
  Investors Fund                                 530,200    13.949961     7,396,263
  .................................................................................
  Money Market Fund                            1,442,702     1.418117     2,045,921
  .................................................................................
  New Opportunities Fund                         739,381    39.970028    29,553,087
  .................................................................................
  New Value Fund                                 153,343    11.894540     1,823,942
  .................................................................................
  OTC & Emerging Growth Fund                     389,270    20.043914     7,802,489
  .................................................................................
  Utilities Growth & Income Fund                 145,635    24.664702     3,592,056
  .................................................................................
  Vista Fund                                     238,588    19.656868     4,689,891
  .................................................................................
  Voyager Fund                                 1,022,366    44.691134    45,690,679
  .................................................................................
 GRAND TOTAL:                                                          $189,107,804
 ----------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  40,548    $80,320     $    --     $ 38,909   $   125,219 $  387,912    $     --
  ......................................................................................................................
  Capital gains income                      --         --          --      203,203     3,120,633  1,826,387          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized (loss) gain on
    security transactions               (6,316)       972        (575)          17        31,048     16,662     (31,220)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (583,228)   (71,127)     50,246     (275,929)   (6,595,877) (1,021,167) 1,000,510
  ......................................................................................................................
  Net (loss) gain on investments      (589,544)   (70,155)     49,671     (275,912)   (6,564,829) (1,004,505)   969,290
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(548,996)   $10,165     $49,671     $(33,800)  $(3,318,977) $1,209,794   $969,290
 -----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New          Sub-Account  Market
                                                              Sub-Account Income      Opportunities             Sub-Account
                                                                          Sub-Account Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $ 1,083,194    $183,258   $  71,242    $127,626   $    1,170    $      --    $   58,023
  ...........................................................................................................................
  Capital gains income                       --          --     309,003     279,766      109,881           --            --
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)       (490)    (86,915)      (2,625)         565            --
  ...........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,325,070)    (52,297)   (850,702)   (410,031)  (1,029,081)    (179,262)           --
  ...........................................................................................................................
  Net (loss) on investments          (1,325,065)    (54,594)   (851,192)   (496,946)  (1,031,706)    (178,697)           --
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  (241,871)   $128,664   $(470,947)   $(89,554)  $ (920,655)   $(178,697)   $   58,023
 ----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New          New        OTC &        Utilities       Vista      Voyager
 September 30, 2000                 Opportunities Value     Emerging     Growth          Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                            Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       --   $ 17,148   $        --     $ 93,886     $     --   $    11,639
  .............................................................................................................
  Capital gains income               1,732,437     60,728        60,050      165,739       24,883     4,938,560
  .............................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................
  Net realized (loss) gain on
    security transactions              (14,293)  (138,999)      (99,530)       5,887       (1,450)      (51,831)
  .............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (1,177,155)   100,934    (1,497,426)     176,229      410,585    (6,091,215)
  .............................................................................................................
  Net (loss) gain on investments    (1,191,448)   (38,065)   (1,596,956)     182,116      409,135    (6,143,046)
 --------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  540,989   $ 39,811   $(1,536,906)    $441,741     $434,018   $(1,192,847)
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended           Asia         Diversified The         Global       Global       Growth      Health
 September 30, 2000             Pacific      Income      George      Asset        Growth       and Income  Sciences
                                Growth       Sub-Account Putnam      Allocation   Sub-Account  Sub-Account Sub-Account
                                Sub-Account              Fund of     Sub-Account
                                                         Boston
                                                         Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   40,548   $   80,320  $       --  $   38,909   $   125,219  $  387,912  $       --
  ...................................................................................................................
  Capital gains income                  --           --          --     203,203     3,120,633   1,826,387          --
  ...................................................................................................................
  Net realized (loss) gain on
    security transactions           (6,316)         972        (575)         17        31,048      16,662     (31,220)
  ...................................................................................................................
  Net unrealized
    (depreciation)
    appreciation of
    investments during the
    period                        (583,228)     (71,127)     50,246    (275,929)   (6,595,877) (1,021,167)  1,000,510
  ...................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                    (548,996)      10,165      49,671     (33,800)   (3,318,977)  1,209,794     969,290
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                        213,787      156,758     162,548     324,802     3,560,313   4,136,989     495,300
  ...................................................................................................................
  Net transfers                    862,737       (5,716)    327,073     507,002     3,704,614   8,398,617   1,655,957
  ...................................................................................................................
  Surrenders for benefit
    payments and fees             (171,946)      (4,363)    (11,981)   (133,290)     (463,294)   (822,417)   (128,862)
  ...................................................................................................................
  Net loan activity                 66,208       (1,318)     (7,936)    (31,429)     (336,920)   (134,188)    (10,229)
  ...................................................................................................................
  Cost of insurance                (64,214)     (48,863)    (56,902)    (91,496)     (783,033) (1,056,729)   (178,428)
  ...................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                   906,572       96,498     412,802     575,589     5,681,680  10,522,272   1,833,738
  ...................................................................................................................
  Total increase in net assets     357,576      106,663     462,473     541,789     2,362,703  11,732,066   2,803,028
  ...................................................................................................................
 NET ASSETS:
  Beginning of period            1,025,427    1,024,392     638,460   1,986,920    18,755,166  16,952,323   1,739,757
 --------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,383,003   $1,131,055  $1,100,933  $2,528,709   $21,117,869  $28,684,389 $4,542,785
 --------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income       International International International Investors Money
 September 30, 2000                 Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $ 1,083,194  $  183,258   $   71,242   $  127,626   $    1,170   $       --    $   58,023
  .............................................................................................................................
  Capital gains income                       --          --      309,003      279,766      109,881           --            --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)        (490)     (86,915)      (2,625)         565            --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,325,070)    (52,297)    (850,702)    (410,031)  (1,029,081)    (179,262)           --
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (241,871)    128,664     (470,947)     (89,554)    (920,655)    (178,697)       58,023
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,821,795     415,426      714,094      315,099      772,793      986,911       204,949
  .............................................................................................................................
  Net transfers                       1,821,219     180,305    3,860,416    1,662,163    3,152,109    2,819,029       916,830
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (295,016)   (121,756)    (131,183)     (31,361)     (40,870)    (104,211)       12,405
  .............................................................................................................................
  Net loan activity                    (156,785)    (29,810)      52,523      (34,942)     (16,626)      20,061        51,216
  .............................................................................................................................
  Cost of insurance                    (373,536)   (129,358)    (257,893)    (122,847)    (170,611)    (336,946)      (43,847)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      2,817,677     314,807    4,237,957    1,788,112    3,696,795    3,384,844     1,141,553
  .............................................................................................................................
  Total increase in net assets        2,575,806     443,471    3,767,010    1,698,558    2,776,140    3,206,147     1,199,576
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 8,296,408   2,482,881    2,350,090      819,816      814,553    4,190,116       846,345
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities Growth  Vista        Voyager
 September 30, 2000                 Opportunities Value      Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --  $   17,148  $     --       $   93,886     $       --   $    11,639
  .................................................................................................................
  Capital gains income                1,732,437      60,728    60,050          165,739         24,883     4,938,560
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (14,293)   (138,999)  (99,530)           5,887         (1,450)      (51,831)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,177,155)    100,934  (1,497,426)       176,229        410,585    (6,091,215)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          540,989      39,811  (1,536,906)       441,741        434,018    (1,192,847)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,792,726     188,756  1,026,007         496,134        621,488     7,246,189
  .................................................................................................................
  Net transfers                       8,633,141     901,566  6,979,577         576,784      2,645,263     9,229,658
  .................................................................................................................
  Surrenders for benefit payments
    and fees                           (865,620)    (67,824) (326,052)        (156,142)       (32,261)     (887,710)
  .................................................................................................................
  Net loan activity                    (226,966)     23,595  (141,670)         (29,619)       (15,809)     (344,634)
  .................................................................................................................
  Cost of insurance                  (1,088,418)    (80,261) (382,536)        (131,793)      (174,297)   (1,831,954)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     10,244,863     965,832  7,155,326         755,364      3,044,384    13,411,549
  .................................................................................................................
  Total increase in net assets       10,785,852   1,005,643  5,618,420       1,197,105      3,478,402    12,218,702
  .................................................................................................................
 NET ASSETS:
  Beginning of period                18,767,235     818,299  2,184,069       2,394,951      1,211,489    33,471,977
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $29,553,087  $1,823,942  $7,802,489     $3,592,056     $4,689,891   $45,690,679
 ------------------------------------------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.